Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 61,998	$ 88,021
Work in progress	43,904	45,976
Finished goods	33,972	46,722
Total inventories	$ 139,874	$ 180,719